UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Mutual Small-Mid Cap Value Fund
Class A [FRMCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$54	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$182,114,786
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	57.89%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	189-STSR-0625

Franklin Mutual Small-Mid Cap Value Fund
Class R6 [FMCVX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$41	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$182,114,786
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	57.89%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	349-STSR-0625

Franklin Mutual Small-Mid Cap Value Fund
Advisor Class [FVRMX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$43	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$182,114,786
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	57.89%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	629-STSR-0625

Franklin Mutual U.S. Mid Cap Value Fund
Class A [FRBSX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$43	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$722,758,996
Total Number of Portfolio Holdings*	53
Portfolio Turnover Rate	24.10%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	150-STSR-0625

Franklin Mutual U.S. Mid Cap Value Fund
Class C [FCBSX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$79	1.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$722,758,996
Total Number of Portfolio Holdings*	53
Portfolio Turnover Rate	24.10%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	250-STSR-0625

Franklin Mutual U.S. Mid Cap Value Fund
Class R [FBSRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$722,758,996
Total Number of Portfolio Holdings*	53
Portfolio Turnover Rate	24.10%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	850-STSR-0625

Franklin Mutual U.S. Mid Cap Value Fund
Class R6 [FBSIX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$27	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$722,758,996
Total Number of Portfolio Holdings*	53
Portfolio Turnover Rate	24.10%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	353-STSR-0625

Franklin Mutual U.S. Mid Cap Value Fund
Advisor Class [FBSAX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$31	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$722,758,996
Total Number of Portfolio Holdings*	53
Portfolio Turnover Rate	24.10%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	650-STSR-0625

Franklin Small Cap Value Fund
Class A [FRVLX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,469,674,313
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	24.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value Fund	PAGE 1	482-STSR-0625

Franklin Small Cap Value Fund
Class C [FRVFX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$80	1.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,469,674,313
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	24.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value Fund	PAGE 1	582-STSR-0625

Franklin Small Cap Value Fund
Class R [FVFRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$57	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,469,674,313
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	24.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value Fund	PAGE 1	882-STSR-0625

Franklin Small Cap Value Fund
Class R6 [FRCSX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,469,674,313
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	24.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value Fund	PAGE 1	382-STSR-0625

Franklin Small Cap Value Fund
Advisor Class [FVADX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,469,674,313
Total Number of Portfolio Holdings*	75
Portfolio Turnover Rate	24.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value Fund	PAGE 1	682-STSR-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Value Investors Trust
Financial Statements and Other Important Information
Semi-Annual | April 30, 2025
Franklin Mutual Small-Mid Cap Value Fund
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 24
Notes to Financial Statements 29
Changes In and Disagreements with Accountants 45
Results of Meeting(s) of Shareholders 45
Remuneration Paid to Directors, Officers and Others 45
Board Approval of Management and Subadvisory Agreements 45

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.99 $25.79 $27.57 $32.58 $21.77 $29.32
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.15 0.15 0.12 0.11
c
0.11
Net realized and unrealized gains (losses) (2.14) 5.50 (0.30) (0.81) 12.15 (2.89)
Total from investment operations ........ (2.08) 5.65 (0.15) (0.69) 12.26 (2.78)
Less distributions from:
Net investment income .............. (0.15) (0.18) (0.09) (0.08) (0.11) (0.06)
Net realized gains ................. (5.85) (1.27) (1.54) (4.24) (1.34) (4.71)
Total distributions ................... (6.00) (1.45) (1.63) (4.32) (1.45) (4.77)
Net asset value, end of period .......... $21.91 $29.99 $25.79 $27.57 $32.58 $21.77
Total return
d
....................... (8.96)% 22.43% (0.71)% (2.00)% 57.97% (12.10)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.22% 1.27% 1.23% 1.24% 1.23% 1.28%
Expenses net of waiver and payments by
affiliates .......................... 1.15% 1.19% 1.22%
f
1.22%
f
1.23%
g
1.27%
f
Net investment income ............... 0.47% 0.54% 0.56% 0.45% 0.37%
c
0.50%
Supplemental data
Net assets, end of period (000’s) ........ $146,007 $160,115 $139,370 $144,717 $161,200 $94,015
Portfolio turnover rate ................ 57.89% 87.90% 32.63% 19.91% 31.98% 31.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.20%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.73 $26.39 $28.18 $33.21 $22.17 $29.80
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.25 0.27 0.22 0.22
c
0.20
Net realized and unrealized gains (losses) (2.21) 5.63 (0.34) (0.82) 12.36 (2.94)
Total from investment operations ........ (2.11) 5.88 (0.07) (0.60) 12.58 (2.74)
Less distributions from:
Net investment income .............. (0.23) (0.27) (0.18) (0.19) (0.20) (0.18)
Net realized gains ................. (5.85) (1.27) (1.54) (4.24) (1.34) (4.71)
Total distributions ................... (6.08) (1.54) (1.72) (4.43) (1.54) (4.89)
Net asset value, end of period .......... $22.54 $30.73 $26.39 $28.18 $33.21 $22.17
Total return
d
....................... (8.86)% 22.82% (0.35)% (1.67)% 58.51% (11.80)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.92% 0.98% 0.90% 0.91% 0.91% 0.95%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.87% 0.86%
f
0.87%
f
0.88% 0.91%
f
Net investment income ............... 0.75% 0.87% 0.98% 0.79% 0.72%
c
0.86%
Supplemental data
Net assets, end of period (000’s) ........ $13,428 $15,938 $15,228 $25,570 $23,137 $12,299
Portfolio turnover rate ................ 57.89% 87.90% 32.63% 19.91% 31.98% 31.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.45 $26.15 $27.95 $32.96 $22.01 $29.62
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.23 0.23 0.19 0.19
c
0.17
Net realized and unrealized gains (losses) (2.18) 5.59 (0.33) (0.81) 12.28 (2.94)
Total from investment operations ........ (2.09) 5.82 (0.10) (0.62) 12.47 (2.77)
Less distributions from:
Net investment income .............. (0.21) (0.25) (0.16) (0.15) (0.18) (0.13)
Net realized gains ................. (5.85) (1.27) (1.54) (4.24) (1.34) (4.71)
Total distributions ................... (6.06) (1.52) (1.70) (4.39) (1.52) (4.84)
Net asset value, end of period .......... $22.30 $30.45 $26.15 $27.95 $32.96 $22.01
Total return
d
....................... (8.85)% 22.74% (0.44)% (1.77)% 58.40% (11.95)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.97% 1.01% 0.98% 0.99% 0.98% 1.03%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.94% 0.96%
f
0.97%
f
0.98%
g
1.02%
f
Net investment income ............... 0.72% 0.81% 0.83% 0.69% 0.60%
c
0.73%
Supplemental data
Net assets, end of period (000’s) ........ $22,679 $29,160 $36,980 $44,877 $38,829 $22,429
Portfolio turnover rate ................ 57.89% 87.90% 32.63% 19.91% 31.98% 31.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.43%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Mutual Small-Mid Cap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 5.8%
Babcock International Group plc ........................ United Kingdom 171,849 $ 1,851,292
a
Ducommun, Inc. .................................... United States 78,493 4,499,219
QinetiQ Group plc ................................... United Kingdom 803,753 4,230,624
10,581,135
Banks 13.2%
Arrow Financial Corp. ................................ United States 82,248 2,017,543
Atlantic Union Bankshares Corp. ........................ United States 96,289 2,667,205
Citizens Financial Group, Inc. .......................... United States 61,860 2,282,015
Columbia Banking System, Inc. ......................... United States 165,979 3,721,249
First Business Financial Services, Inc. .................... United States 35,619 1,714,699
First Interstate BancSystem, Inc. , A ...................... United States 143,854 3,768,256
Northeast Bank ..................................... United States 23,926 1,981,551
Southern Missouri Bancorp, Inc. ........................ United States 37,548 1,976,902
SouthState Corp. ................................... United States 46,066 3,997,608
24,127,028
Building Products 3.9%
Johnson Controls International plc ....................... United States 42,531 3,568,351
UFP Industries, Inc. .................................. United States 36,527 3,610,694
7,179,045
Capital Markets 2.5%
Victory Capital Holdings, Inc. , A ......................... United States 79,522 4,555,815
Chemicals 2.4%
Avient Corp. ....................................... United States 132,078 4,399,518
Construction & Engineering 6.4%
a
Matrix Service Co. ................................... United States 255,873 2,968,126
Valmont Industries, Inc. ............................... United States 15,504 4,546,083
WillScot Holdings Corp. ............................... United States 162,657 4,085,944
11,600,153
Consumer Finance 1.1%
Bread Financial Holdings, Inc. .......................... United States 42,995 2,040,113
Consumer Staples Distribution & Retail 1.3%
Dollar General Corp. ................................. United States 24,546 2,299,715
Electric Utilities 4.0%
IDACORP, Inc. ..................................... United States 31,195 3,683,818
PPL Corp. ......................................... United States 100,662 3,674,163
7,357,981
Electrical Equipment 0.2%
Regal Rexnord Corp. ................................ United States 3,137 332,020
Electronic Equipment, Instruments & Components 3.5%
a
Flex Ltd. .......................................... United States 34,949 1,200,149
a
Sanmina Corp. ..................................... United States 68,462 5,257,197
6,457,346
Energy Equipment & Services 2.5%
Baker Hughes Co. , A ................................. United States 91,832 3,250,853
Liberty Energy, Inc. , A ................................ United States 113,506 1,305,319
4,556,172

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 2.9%
Apollo Global Management, Inc. ........................ United States 20,487 $ 2,796,066
Global Payments, Inc. ................................ United States 14,607 1,114,660
Voya Financial, Inc. .................................. United States 23,543 1,393,745
5,304,471
Ground Transportation 1.6%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 57,510 2,252,667
a
RXO, Inc. ......................................... United States 41,544 585,355
2,838,022
Health Care Equipment & Supplies 4.6%
a
Envista Holdings Corp. ............................... United States 243,402 3,913,904
Zimmer Biomet Holdings, Inc. .......................... United States 43,440 4,476,492
8,390,396
Health Care Providers & Services 2.4%
a
Henry Schein, Inc. ................................... United States 67,961 4,415,426
Hotels, Restaurants & Leisure 1.7%
Boyd Gaming Corp. ................................. United States 18,385 1,271,139
a
Hilton Grand Vacations, Inc. ........................... United States 54,141 1,820,762
3,091,901
Household Durables 2.7%
a
M/I Homes, Inc. ..................................... United States 12,280 1,310,030
a
Mohawk Industries, Inc. ............................... United States 34,479 3,666,842
4,976,872
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 19,922 658,024
Insurance 4.6%
CNO Financial Group, Inc. ............................ United States 78,519 2,979,011
Hanover Insurance Group, Inc. (The) ..................... United States 32,487 5,396,091
8,375,102
Leisure Products 2.0%
a
Mattel, Inc. ........................................ United States 226,811 3,604,027
Machinery 6.1%
a
Chart Industries, Inc. ................................. United States 35,334 4,769,383
a
Gates Industrial Corp. plc ............................. United States 106,449 2,014,015
a
Middleby Corp. (The) ................................ United States 15,770 2,102,929
Mueller Water Products, Inc. , A ......................... United States 82,569 2,166,611
11,052,938
Media 2.3%
Cable One, Inc. ..................................... United States 6,457 1,725,762
a
Charter Communications, Inc. , A ........................ United States 6,373 2,497,324
4,223,086
Metals & Mining 5.3%
Commercial Metals Co. ............................... United States 94,825 4,223,506
Steel Dynamics, Inc. ................................. United States 41,506 5,383,743
9,607,249
Oil, Gas & Consumable Fuels 0.7%
Veren, Inc. ........................................ Canada 199,773 1,182,466

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

See Abbreviations on page 44 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Retail REITs 1.0%
Brixmor Property Group, Inc. ........................... United States 74,059 $ 1,844,810
Semiconductors & Semiconductor Equipment 0.9%
MKS Instruments, Inc. ................................ United States 24,127 1,692,268
Software 2.5%
a
ACI Worldwide, Inc. .................................. United States 85,778 4,577,114
Specialized REITs 0.4%
SBA Communications Corp. , A ......................... United States 3,176 773,038
Specialty Retail 5.3%
Bath & Body Works, Inc. .............................. United States 77,503 2,364,617
Dick's Sporting Goods, Inc. ............................ United States 10,546 1,979,906
Gap, Inc. (The) ..................................... United States 240,205 5,260,489
9,605,012
Textiles, Apparel & Luxury Goods 0.4%
a
Crocs, Inc. ........................................ United States 6,763 652,088
Trading Companies & Distributors 4.4%
Ferguson Enterprises, Inc. ............................ United States 26,467 4,490,391
McGrath RentCorp .................................. United States 32,165 3,431,041
7,921,432
Total Common Stocks (Cost $ 183,961,194 ) ...................................
180,271,783
Short Term Investments 1.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.3%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 2,295,499 2,295,499
Total Money Market Funds (Cost $ 2,295,499 ) .................................
2,295,499
Total Short Term Investments (Cost $ 2,295,499 ) ...............................
2,295,499
a
Total Investments (Cost $ 186,256,693 ) 100.3% ................................
$182,567,282
Other Assets, less Liabilities (0.3) % .........................................
(452,496)
Net Assets 100.0% .........................................................
$182,114,786
a a a
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $37.52 $30.11 $32.32 $40.20 $27.59 $34.61
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.47 0.43 0.37 0.43 1.14
c
Net realized and unrealized gains (losses) (1.78) 7.73 (1.23) (3.28) 13.37 (5.47)
Total from investment operations ........ (1.55) 8.20 (0.80) (2.91) 13.80 (4.33)
Less distributions from:
Net investment income .............. (0.45) (0.42) (0.33) (0.45) (1.19) (0.54)
Net realized gains ................. (2.00) (0.37) (1.08) (4.52) — (2.15)
Total distributions ................... (2.45) (0.79) (1.41) (4.97) (1.19) (2.69)
Net asset value, end of period .......... $33.52 $37.52 $30.11 $32.32 $40.20 $27.59
Total return
d
....................... (4.31)% 27.55% (2.70)% (8.06)% 51.14% (13.94)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.90% 0.90% 0.91% 0.91% 0.95%
Expenses net of waiver and payments by
affiliates .......................... 0.88% 0.88% 0.88%
f
0.90%
f
0.91%
f,g
0.93%
f
Net investment income ............... 1.29% 1.35% 1.33% 1.07% 1.18% 3.94%
c
Supplemental data
Net assets, end of period (000’s) ........ $628,112 $687,011 $607,754 $688,933 $790,329 $538,538
Portfolio turnover rate ................ 24.10% 37.84% 64.21% 66.63% 60.45% 57.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.69 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $35.39 $28.39 $30.50 $38.15 $26.21 $32.97
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.20 0.18 0.11 0.15 0.93
c
Net realized and unrealized gains (losses) (1.68) 7.29 (1.16) (3.11) 12.72 (5.28)
Total from investment operations ........ (1.59) 7.49 (0.98) (3.00) 12.87 (4.35)
Less distributions from:
Net investment income .............. (0.16) (0.12) (0.05) (0.13) (0.93) (0.26)
Net realized gains ................. (2.00) (0.37) (1.08) (4.52) — (2.15)
Total distributions ................... (2.16) (0.49) (1.13) (4.65) (0.93) (2.41)
Net asset value, end of period .......... $31.64 $35.39 $28.39 $30.50 $38.15 $26.21
Total return
d
....................... (4.69)% 26.60% (3.42)% (8.77)% 50.06% (14.57)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.65% 1.65% 1.65% 1.66% 1.66% 1.70%
Expenses net of waiver and payments by
affiliates .......................... 1.63% 1.63% 1.63%
f
1.65%
f
1.66%
f,g
1.68%
f
Net investment income ............... 0.54% 0.61% 0.58% 0.32% 0.42% 3.36%
c
Supplemental data
Net assets, end of period (000’s) ........ $8,102 $9,324 $10,359 $15,412 $20,132 $15,881
Portfolio turnover rate ................ 24.10% 37.84% 64.21% 66.63% 60.45% 57.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.66 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $37.70 $30.25 $32.46 $40.34 $27.67 $34.70
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.39 0.35 0.28 0.34 1.11
c
Net realized and unrealized gains (losses) (1.80) 7.76 (1.23) (3.29) 13.44 (5.55)
Total from investment operations ........ (1.61) 8.15 (0.88) (3.01) 13.78 (4.44)
Less distributions from:
Net investment income .............. (0.35) (0.33) (0.25) (0.35) (1.11) (0.44)
Net realized gains ................. (2.00) (0.37) (1.08) (4.52) — (2.15)
Total distributions ................... (2.35) (0.70) (1.33) (4.87) (1.11) (2.59)
Net asset value, end of period .......... $33.74 $37.70 $30.25 $32.46 $40.34 $27.67
Total return
d
....................... (4.45)% 27.23% (2.94)% (8.32)% 50.87% (14.16)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.15% 1.15% 1.16% 1.16% 1.20%
Expenses net of waiver and payments by
affiliates .......................... 1.13% 1.13% 1.13%
f
1.15%
f
1.16%
f,g
1.18%
f
Net investment income ............... 1.04% 1.10% 1.08% 0.82% 0.93% 3.80%
c
Supplemental data
Net assets, end of period (000’s) ........ $4,969 $5,854 $4,922 $5,419 $6,362 $4,465
Portfolio turnover rate ................ 24.10% 37.84% 64.21% 66.63% 60.45% 57.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.70 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $39.49 $31.66 $33.91 $41.93 $28.73 $35.93
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.62 0.57 0.51 0.59 1.27
c
Net realized and unrealized gains (losses) (1.87) 8.11 (1.29) (3.43) 13.91 (5.65)
Total from investment operations ........ (1.57) 8.73 (0.72) (2.92) 14.50 (4.38)
Less distributions from:
Net investment income .............. (0.58) (0.53) (0.45) (0.58) (1.30) (0.67)
Net realized gains ................. (2.00) (0.37) (1.08) (4.52) — (2.15)
Total distributions ................... (2.58) (0.90) (1.53) (5.10) (1.30) (2.82)
Net asset value, end of period .......... $35.34 $39.49 $31.66 $33.91 $41.93 $28.73
Total return
d
....................... (4.16)% 27.96% (2.34)% (7.76)% 51.74% (13.61)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.57% 0.58% 0.59% 0.59% 0.61%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.54% 0.54%
f
0.55%
f
0.55%
f
0.55%
f
Net investment income ............... 1.62% 1.69% 1.67% 1.42% 1.54% 4.24%
c
Supplemental data
Net assets, end of period (000’s) ........ $33,918 $35,893 $31,790 $36,512 $39,290 $27,952
Portfolio turnover rate ................ 24.10% 37.84% 64.21% 66.63% 60.45% 57.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.85%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $39.63 $31.76 $34.02 $42.04 $28.80 $36.01
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.59 0.54 0.48 0.55 1.28
c
Net realized and unrealized gains (losses) (1.88) 8.15 (1.31) (3.44) 13.95 (5.72)
Total from investment operations ........ (1.59) 8.74 (0.77) (2.96) 14.50 (4.44)
Less distributions from:
Net investment income .............. (0.55) (0.50) (0.41) (0.54) (1.26) (0.62)
Net realized gains ................. (2.00) (0.37) (1.08) (4.52) — (2.15)
Total distributions ................... (2.55) (0.87) (1.49) (5.06) (1.26) (2.77)
Net asset value, end of period .......... $35.49 $39.63 $31.76 $34.02 $42.04 $28.80
Total return
d
....................... (4.21)% 27.88% (2.45)% (7.86)% 51.57% (13.71)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.65% 0.65% 0.66% 0.66% 0.70%
Expenses net of waiver and payments by
affiliates .......................... 0.63% 0.63% 0.63%
f
0.65%
f
0.66%
f,g
0.68%
f
Net investment income ............... 1.53% 1.60% 1.58% 1.32% 1.43% 4.22%
c
Supplemental data
Net assets, end of period (000’s) ........ $47,659 $52,612 $43,244 $46,625 $56,787 $34,029
Portfolio turnover rate ................ 24.10% 37.84% 64.21% 66.63% 60.45% 57.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.6%
Aerospace & Defense 2.6%
Babcock International Group plc ........................ United Kingdom 1,047,060 $ 11,279,751
Melrose Industries plc ................................ United Kingdom 1,284,634 7,467,979
18,747,730
Automobile Components 1.1%
a
Aptiv plc .......................................... Jersey 141,248 8,059,611
Banks 5.1%
Citizens Financial Group, Inc. .......................... United States 509,305 18,788,262
PNC Financial Services Group, Inc. (The) ................. United States 111,876 17,977,354
36,765,616
Building Products 2.4%
Johnson Controls International plc ....................... United States 208,898 17,526,542
Chemicals 0.9%
LyondellBasell Industries NV , A ......................... United States 113,877 6,628,780
Consumer Finance 1.6%
Capital One Financial Corp. ........................... United States 64,692 11,661,380
Consumer Staples Distribution & Retail 1.8%
Dollar General Corp. ................................. United States 137,368 12,870,008
Containers & Packaging 1.9%
International Paper Co. ............................... United States 304,129 13,892,613
Distributors 1.5%
Genuine Parts Co. .................................. United States 88,869 10,446,551
Electric Utilities 8.6%
Entergy Corp. ...................................... United States 200,520 16,677,248
Evergy, Inc. ........................................ United States 306,976 21,212,042
PPL Corp. ......................................... United States 672,786 24,556,689
62,445,979
Electrical Equipment 1.1%
Regal Rexnord Corp. ................................ United States 73,776 7,808,452
Electronic Equipment, Instruments & Components 1.9%
a
Flex Ltd. .......................................... United States 404,640 13,895,338
Energy Equipment & Services 1.9%
Baker Hughes Co. , A ................................. United States 147,160 5,209,464
Schlumberger NV ................................... United States 246,697 8,202,675
13,412,139
Financial Services 4.9%
Apollo Global Management, Inc. ........................ United States 82,474 11,256,051
a
Fiserv, Inc. ........................................ United States 27,973 5,162,977
Global Payments, Inc. ................................ United States 101,465 7,742,794
Voya Financial, Inc. .................................. United States 193,425 11,450,760
35,612,582
Health Care Equipment & Supplies 5.6%
Baxter International, Inc. .............................. United States 454,175 14,156,635
a
Envista Holdings Corp. ............................... United States 673,530 10,830,362
Zimmer Biomet Holdings, Inc. .......................... United States 147,398 15,189,364
40,176,361
Health Care Providers & Services 3.2%
Cencora, Inc. ...................................... United States 48,006 14,049,916

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ...................................... United States 35,857 $ 9,403,140
23,453,056
Household Durables 1.5%
DR Horton, Inc. ..................................... United States 88,249 11,149,379
Insurance 5.3%
Everest Group Ltd. .................................. United States 48,504 17,404,690
Hartford Insurance Group, Inc. (The) ..................... United States 167,714 20,573,477
37,978,167
IT Services 2.2%
Amdocs Ltd. ....................................... United States 181,840 16,107,387
Life Sciences Tools & Services 1.5%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 44,317 10,816,893
Machinery 3.7%
CNH Industrial NV ................................... United States 704,206 8,147,664
Dover Corp. ....................................... United States 107,428 18,332,588
26,480,252
Media 2.1%
a
Charter Communications, Inc. , A ........................ United States 38,132 14,942,405
Metals & Mining 2.0%
Reliance, Inc. ...................................... United States 50,785 14,637,761
Oil, Gas & Consumable Fuels 2.5%
EOG Resources, Inc. ................................ United States 55,892 6,166,564
Williams Cos., Inc. (The) .............................. United States 202,252 11,845,900
18,012,464
Personal Care Products 2.7%
Kenvue, Inc. ....................................... United States 818,720 19,321,792
Professional Services 4.5%
KBR, Inc. ......................................... United States 298,581 15,768,062
SS&C Technologies Holdings, Inc. ....................... United States 224,358 16,961,465
32,729,527
Real Estate Management & Development 1.4%
a
CBRE Group, Inc. , A ................................. United States 83,612 10,215,714
Retail REITs 2.9%
Brixmor Property Group, Inc. ........................... United States 838,334 20,882,900
Semiconductors & Semiconductor Equipment 1.7%
NXP Semiconductors NV ............................. Netherlands 65,584 12,087,787
Software 1.8%
Gen Digital, Inc. .................................... United States 511,083 13,221,717
Specialized REITs 2.3%
SBA Communications Corp. , A ......................... United States 68,750 16,733,750
Specialty Retail 4.8%
Bath & Body Works, Inc. .............................. United States 328,095 10,010,178
Dick's Sporting Goods, Inc. ............................ United States 46,701 8,767,646
Gap, Inc. (The) ..................................... United States 299,368 6,556,159
a
Ulta Beauty, Inc. .................................... United States 22,706 8,983,402
34,317,385

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 4.6%
AerCap Holdings NV ................................. Ireland 143,135 $ 15,172,310
Ferguson Enterprises, Inc. ............................ United States 106,756 18,112,223
33,284,533
Total Common Stocks (Cost $ 552,993,515 ) ...................................
676,322,551
Short Term Investments 6.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 6.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 46,315,288 46,315,288
Total Money Market Funds (Cost $ 46,315,288 ) ................................
46,315,288
Total Short Term Investments (Cost $ 46,315,288 ) ..............................
46,315,288
a
Total Investments (Cost $ 599,308,803 ) 100.0% ................................
$722,637,839
Other Assets, less Liabilities 0.0%
†
..........................................
121,157
Net Assets 100.0% .........................................................
$722,758,996
a a a
See Abbreviations on page 44 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $58.94 $47.55 $51.18 $61.24 $41.84 $49.48
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.55 0.39 0.25 0.47
c
0.45
Net realized and unrealized gains (losses) (5.52) 13.28 (2.42) (4.60) 20.03 (5.01)
Total from investment operations ........ (5.27) 13.83 (2.03) (4.35) 20.50 (4.56)
Less distributions from:
Net investment income .............. (0.51) (0.46) (0.20) (0.34) (0.35) (0.58)
Net realized gains ................. (3.37) (1.98) (1.40) (5.37) (0.75) (2.50)
Total distributions ................... (3.88) (2.44) (1.60) (5.71) (1.10) (3.08)
Net asset value, end of period .......... $49.79 $58.94 $47.55 $51.18 $61.24 $41.84
Total return
d
....................... (9.68)% 29.65% (4.09)% (7.83)% 49.59% (10.04)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.96% 0.97% 0.99% 0.98% 1.00% 1.08%
Expenses net of waiver and payments by
affiliates .......................... 0.95% 0.96% 0.98%
f
0.98%
g
1.00%
g
1.07%
f
Net investment income ............... 0.90% 0.99% 0.75% 0.46% 0.81%
c
1.08%
Supplemental data
Net assets, end of period (000’s) ........ $1,026,146 $1,213,950 $1,076,436 $1,268,890 $1,577,561 $1,123,039
Portfolio turnover rate ................ 24.41% 59.68% 68.74% 47.06% 52.76% 67.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.56%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $48.50 $39.48 $42.88 $52.25 $35.87 $42.84
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.04 0.12 —
c
(0.13) 0.02
d
0.12
Net realized and unrealized gains (losses) (4.50) 10.99 (2.00) (3.87) 17.20 (4.33)
Total from investment operations ........ (4.46) 11.11 (2.00) (4.00) 17.22 (4.21)
Less distributions from:
Net investment income .............. (0.14) (0.11) — — (0.09) (0.26)
Net realized gains ................. (3.37) (1.98) (1.40) (5.37) (0.75) (2.50)
Total distributions ................... (3.51) (2.09) (1.40) (5.37) (0.84) (2.76)
Net asset value, end of period .......... $40.53 $48.50 $39.48 $42.88 $52.25 $35.87
Total return
e
....................... (10.02)% 28.69% (4.82)% (8.51)% 48.51% (10.73)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.71% 1.72% 1.74% 1.73% 1.75% 1.83%
Expenses net of waiver and payments by
affiliates .......................... 1.70% 1.71% 1.73%
g
1.73%
h
1.75%
h
1.82%
g
Net investment income (loss) .......... 0.16% 0.26% —%
i
(0.29)% 0.05%
d
0.34%
Supplemental data
Net assets, end of period (000’s) ........ $36,869 $48,722 $50,027 $68,960 $99,994 $77,586
Portfolio turnover rate ................ 24.41% 59.68% 68.74% 47.06% 52.76% 67.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $58.04 $46.86 $50.46 $60.43 $41.31 $48.88
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.41 0.26 0.11 0.32
c
0.35
Net realized and unrealized gains (losses) (5.45) 13.07 (2.38) (4.53) 19.79 (4.97)
Total from investment operations ........ (5.27) 13.48 (2.12) (4.42) 20.11 (4.62)
Less distributions from:
Net investment income .............. (0.35) (0.32) (0.08) (0.18) (0.24) (0.45)
Net realized gains ................. (3.37) (1.98) (1.40) (5.37) (0.75) (2.50)
Total distributions ................... (3.72) (2.30) (1.48) (5.55) (0.99) (2.95)
Net asset value, end of period .......... $49.05 $58.04 $46.86 $50.46 $60.43 $41.31
Total return
d
....................... (9.81)% 29.35% (4.35)% (8.05)% 49.22% (10.27)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.22% 1.24% 1.23% 1.25% 1.33%
Expenses net of waiver and payments by
affiliates .......................... 1.20% 1.21% 1.23%
f
1.23%
g
1.25%
g
1.32%
f
Net investment income ............... 0.65% 0.75% 0.50% 0.21% 0.56%
c
0.84%
Supplemental data
Net assets, end of period (000’s) ........ $91,560 $109,718 $102,284 $119,060 $150,288 $106,201
Portfolio turnover rate ................ 24.41% 59.68% 68.74% 47.06% 52.76% 67.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $63.29 $50.90 $54.68 $65.05 $44.37 $52.29
Income from investment operations
a
:
Net investment income
b
............. 0.38 0.81 0.63 0.48 0.71
c
0.65
Net realized and unrealized gains (losses) (5.95) 14.23 (2.60) (4.89) 21.27 (5.27)
Total from investment operations ........ (5.57) 15.04 (1.97) (4.41) 21.98 (4.62)
Less distributions from:
Net investment income .............. (0.73) (0.67) (0.41) (0.59) (0.55) (0.80)
Net realized gains ................. (3.37) (1.98) (1.40) (5.37) (0.75) (2.50)
Total distributions ................... (4.10) (2.65) (1.81) (5.96) (1.30) (3.30)
Net asset value, end of period .......... $53.62 $63.29 $50.90 $54.68 $65.05 $44.37
Total return
d
....................... (9.54)% 30.17% (3.72)% (7.46)% 50.21% (9.65)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.60% 0.61% 0.62% 0.62% 0.68%
Expenses net of waiver and payments by
affiliates .......................... 0.59% 0.59% 0.59%
f
0.59% 0.59% 0.64%
f
Net investment income ............... 1.26% 1.37% 1.14% 0.84% 1.15%
c
1.47%
Supplemental data
Net assets, end of period (000’s) ........ $1,220,792 $1,419,996 $1,225,364 $1,248,367 $1,336,020 $510,946
Portfolio turnover rate ................ 24.41% 59.68% 68.74% 47.06% 52.76% 67.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $63.40 $50.98 $54.76 $65.13 $44.44 $52.36
Income from investment operations
a
:
Net investment income
b
............. 0.35 0.73 0.55 0.41 0.63
c
0.58
Net realized and unrealized gains (losses) (5.98) 14.26 (2.60) (4.91) 21.30 (5.29)
Total from investment operations ........ (5.63) 14.99 (2.05) (4.50) 21.93 (4.71)
Less distributions from:
Net investment income .............. (0.65) (0.59) (0.33) (0.50) (0.49) (0.71)
Net realized gains ................. (3.37) (1.98) (1.40) (5.37) (0.75) (2.50)
Total distributions ................... (4.02) (2.57) (1.73) (5.87) (1.24) (3.21)
Net asset value, end of period .......... $53.75 $63.40 $50.98 $54.76 $65.13 $44.44
Total return
d
....................... (9.58)% 29.97% (3.86)% (7.59)% 49.98% (9.81)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.72% 0.74% 0.73% 0.75% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.70% 0.71% 0.73%
f
0.73%
g
0.75%
g
0.82%
f
Net investment income ............... 1.15% 1.24% 1.00% 0.71% 1.01%
c
1.30%
Supplemental data
Net assets, end of period (000’s) ........ $1,094,307 $1,306,760 $1,199,891 $1,406,507 $1,687,270 $646,240
Portfolio turnover rate ................ 24.41% 59.68% 68.74% 47.06% 52.76% 67.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin Small Cap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 7.3%
Babcock International Group plc ........................ United Kingdom 4,959,398 $ 53,426,521
Melrose Industries plc ................................ United Kingdom 8,894,333 51,705,542
QinetiQ Group plc ................................... United Kingdom 18,404,897 96,875,775
a
Senior plc ......................................... United Kingdom 28,282,051 52,240,404
254,248,242
Banks 20.0%
Atlantic Union Bankshares Corp. ........................ United States 1,962,377 54,357,843
a
Camden National Corp. ............................... United States 932,821 35,932,265
Columbia Banking System, Inc. ......................... United States 4,131,334 92,624,508
First Bancorp ...................................... United States 1,418,443 57,390,204
First Commonwealth Financial Corp. ..................... United States 2,414,952 36,997,065
First Interstate BancSystem, Inc. , A ...................... United States 3,457,936 90,580,634
German American Bancorp, Inc. ........................ United States 1,103,214 41,822,843
Peoples Bancorp, Inc. ................................ United States 935,037 27,125,423
Seacoast Banking Corp. of Florida ...................... United States 1,520,162 36,043,041
SouthState Corp. ................................... United States 1,038,525 90,123,199
TriCo Bancshares ................................... United States 1,067,509 41,184,497
Washington Trust Bancorp, Inc. ......................... United States 263,263 7,266,059
WSFS Financial Corp. ................................ United States 1,611,695 83,082,877
694,530,458
Building Products 2.7%
b
American Woodmark Corp. ............................ United States 220,907 13,033,513
UFP Industries, Inc. .................................. United States 820,709 81,127,085
94,160,598
Capital Markets 2.5%
Piper Sandler Cos. .................................. United States 30,102 7,258,194
Victory Capital Holdings, Inc. , A ......................... United States 1,414,383 81,030,002
88,288,196
Chemicals 4.5%
Ashland, Inc. ....................................... United States 53,030 2,884,302
Avient Corp. ....................................... United States 2,584,911 86,103,385
a
Elementis plc ...................................... United Kingdom 39,868,704 67,012,335
156,000,022
Commercial Services & Supplies 0.5%
HNI Corp. ......................................... United States 431,498 18,252,366
Construction & Engineering 5.0%
Valmont Industries, Inc. ............................... United States 305,627 89,615,949
WillScot Holdings Corp. ............................... United States 3,332,153 83,703,683
173,319,632
Consumer Finance 1.2%
Bread Financial Holdings, Inc. .......................... United States 853,149 40,481,920
Diversified REITs 0.8%
Alexander & Baldwin, Inc. ............................. United States 1,532,566 26,329,484
Electric Utilities 0.9%
IDACORP, Inc. ..................................... United States 256,047 30,236,590
Electrical Equipment 0.9%
Regal Rexnord Corp. ................................ United States 293,717 31,087,007

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 6.0%
Benchmark Electronics, Inc. ........................... United States 1,430,829 $ 46,544,867
b
Knowles Corp. ..................................... United States 2,470,755 38,889,684
b
Sanmina Corp. ..................................... United States 1,337,656 102,718,604
b
TTM Technologies, Inc. ............................... United States 1,024,889 20,518,278
208,671,433
Energy Equipment & Services 2.2%
a
Hunting plc ........................................ United Kingdom 8,336,241 28,763,208
Liberty Energy, Inc. , A ................................ United States 2,196,995 25,265,443
Select Water Solutions, Inc. , A .......................... United States 2,254,524 19,208,544
TechnipFMC plc .................................... United Kingdom 83,768 2,359,745
75,596,940
Ground Transportation 1.6%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 1,131,421 44,317,760
b
RXO, Inc. ......................................... United States 702,186 9,893,801
54,211,561
Health Care Equipment & Supplies 2.2%
b
Envista Holdings Corp. ............................... United States 4,768,428 76,676,322
Hotels, Restaurants & Leisure 2.5%
Boyd Gaming Corp. ................................. United States 581,567 40,209,542
b
Hilton Grand Vacations, Inc. ........................... United States 1,414,642 47,574,411
87,783,953
Household Durables 2.7%
Century Communities, Inc. ............................ United States 180,382 9,838,034
La-Z-Boy, Inc. ...................................... United States 227,877 9,001,142
b
M/I Homes, Inc. ..................................... United States 196,167 20,927,096
Meritage Homes Corp. ............................... United States 332,830 22,679,036
b
Taylor Morrison Home Corp. , A ......................... United States 547,310 31,388,228
93,833,536
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 399,200 13,185,576
Insurance 8.7%
CNO Financial Group, Inc. ............................ United States 2,563,667 97,265,526
Hanover Insurance Group, Inc. (The) ..................... United States 654,117 108,648,834
a
Horace Mann Educators Corp. ......................... United States 2,267,869 94,207,278
b
TWFG, Inc. , A ...................................... United States 6,521 206,585
300,328,223
Leisure Products 2.6%
BRP, Inc. .......................................... United States 111,466 3,775,904
Brunswick Corp. .................................... United States 103,534 4,767,741
b
Mattel, Inc. ........................................ United States 5,145,065 81,755,083
90,298,728
Machinery 7.3%
b
Chart Industries, Inc. ................................. United States 680,047 91,792,744
b
Gates Industrial Corp. plc ............................. United States 2,859,529 54,102,289
b
Middleby Corp. (The) ................................ United States 302,945 40,397,716
Mueller Water Products, Inc. , A ......................... United States 2,531,015 66,413,833
252,706,582

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 1.4%
Cable One, Inc. ..................................... United States 186,022 $ 49,718,100
Metals & Mining 3.6%
Commercial Metals Co. ............................... United States 1,899,528 84,604,977
a
Ryerson Holding Corp. ............................... United States 1,777,173 41,550,305
126,155,282
Multi-Utilities 1.1%
Black Hills Corp. .................................... United States 603,047 36,725,562
Oil, Gas & Consumable Fuels 0.7%
Veren, Inc. ........................................ Canada 3,970,369 23,500,806
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. ............................... United States 164,387 14,188,242
Retail REITs 0.7%
Kite Realty Group Trust ............................... United States 1,197,135 25,917,973
Software 3.1%
b
ACI Worldwide, Inc. .................................. United States 1,985,228 105,931,766
Specialty Retail 1.9%
Bath & Body Works, Inc. .............................. United States 1,032,735 31,508,745
Gap, Inc. (The) ..................................... United States 1,598,992 35,017,925
66,526,670
Textiles, Apparel & Luxury Goods 0.8%
b
Crocs, Inc. ........................................ United States 132,551 12,780,567
Dr. Martens plc ..................................... United Kingdom 22,203,406 16,274,764
29,055,331
Trading Companies & Distributors 2.0%
McGrath RentCorp .................................. United States 634,545 67,686,915
Total Common Stocks (Cost $ 3,170,596,049 ) ..................................
3,405,634,016
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 66,423,413 66,423,413
Total Money Market Funds (Cost $ 66,423,413 ) ................................
66,423,413
Total Short Term Investments (Cost $ 66,423,413 ) ..............................
66,423,413
a
Total Investments (Cost $ 3,237,019,462 ) 100.1% ..............................
$3,472,057,429
Other Assets, less Liabilities (0.1) % .........................................
(2,383,116)
Net Assets 100.0% .........................................................
$3,469,674,313
a a a
See Abbreviations on page 44 .
a
See Note 6 regarding holdings of 5% voting securities.
b
Non-income producing.
c
See Note 3 ( f ) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $183,961,194 $552,993,515 $2,846,068,005
Cost - Non-controlled affiliates (Note 3 f and 6 ) .................. 2,295,499 46,315,288 390,951,457
Value - Unaffiliated issuers ................................ $180,271,783 $676,322,551 $3,085,928,221
Value - Non-controlled affiliates (Note 3 f and 6 ) ................. 2,295,499 46,315,288 386,129,208
Cash .................................................. 32,025 132,913 432,489
Receivables:
Investment securities sold ................................. 299,246 — 6,212,501
Capital shares sold ...................................... 99,413 274,481 5,137,578
Dividends ............................................. 66,093 703,015 1,317,401
Total assets ........................................ 183,064,059 723,748,248 3,485,157,398
Liabilities:
Payables:
Investment securities purchased ............................ — — 1,789,362
Capital shares redeemed ................................. 663,606 258,727 10,311,346
Management fees ....................................... 87,810 270,285 1,545,742
Distribution fees ........................................ 29,378 134,855 274,724
Transfer agent fees ...................................... 49,237 210,060 1,266,260
Reports to shareholders fees .............................. 19,049 54,082 179,528
Professional fees ....................................... 93,548 50,635 55,091
Trustees' fees and expenses ............................... 3,521 4,500 17,279
Accrued expenses and other liabilities ......................... 3,124 6,108 43,753
Total liabilities ....................................... 949,273 989,252 15,483,085
Net assets, at value ............................... $182,114,786 $722,758,996 $3,469,674,313
Net assets consist of:
Paid-in capital ........................................... $163,503,502 $599,568,315 $3,127,958,209
Total distributable earnings (losses) ........................... 18,611,284 123,190,681 341,716,104
Net assets, at value ............................... $182,114,786 $722,758,996 $3,469,674,313

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $146,006,925 $628,111,529 $1,026,145,883
Shares outstanding ...................................... 6,663,986 18,741,043 20,611,461
Net asset value per share
a ,b
................................ $21.91 $33.52 $49.79
Maximum offering price per share (net asset value per share ÷
94 .50% )
b
.............................................. $23.19 $35.47 $52.69
Class C:
Net assets, at value ..................................... $— $8,102,458 $36,869,093
Shares outstanding ...................................... — 256,060 909,709
Net asset value and maximum offering price per share
a ,b
.......... $— $31.64 $40.53
Class R:
Net assets, at value ..................................... $— $4,968,505 $91,560,245
Shares outstanding ...................................... — 147,240 1,866,573
Net asset value and maximum offering price per share
b
........... $— $33.74 $49.05
Class R6:
Net assets, at value ..................................... $13,428,482 $33,917,857 $1,220,792,158
Shares outstanding ...................................... 595,720 959,794 22,767,003
Net asset value and maximum offering price per share
b
........... $22.54 $35.34 $53.62
Advisor Class:
Net assets, at value ..................................... $22,679,379 $47,658,647 $1,094,306,934
Shares outstanding ...................................... 1,017,038 1,342,985 20,358,090
Net asset value and maximum offering price per share
b
........... $22.30 $35.49 $53.75
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $8,372, $24,752 and $267,160, respectively)
Unaffiliated issuers ...................................... $1,571,269 $7,705,239 $32,388,515
Non-controlled affiliates (Note 3 f and 6 ) ....................... 78,094 649,374 4,620,789
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... — (158) (2,236)
Non-controlled affiliates (Note 3 f ) ........................... — 478 3,171
Total investment income ................................. 1,649,363 8,354,933 37,010,239
Expenses:
Management fees (Note 3 a ) ................................. 713,822 1,854,785 10,924,989
Distribution fees: (Note 3c )
Class A .............................................. 201,870 835,591 1,474,768
Class C .............................................. — 44,400 226,417
Class R .............................................. — 13,416 264,023
Transfer agent fees: (Note 3e )
Class A .............................................. 93,958 381,077 830,839
Class C .............................................. — 5,060 31,860
Class R .............................................. — 3,056 74,358
Class R6 ............................................. 5,117 7,882 228,310
Advisor Class .......................................... 15,790 29,187 893,535
Custodian fees .......................................... 1,014 2,676 19,700
Reports to shareholders fees ................................ 14,909 32,544 106,455
Registration and filing fees .................................. 27,062 64,828 78,731
Professional fees ......................................... 102,515 74,106 75,495
Trustees' fees and expenses ................................ 8,104 17,288 84,959
Other .................................................. 5,100 12,797 52,774
Total expenses ....................................... 1,189,261 3,378,693 15,367,213
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (71,218) (58,141) (126,907)
Net expenses ....................................... 1,118,043 3,320,552 15,240,306
Net investment income .............................. 531,320 5,034,381 21,769,933
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 21,907,059 1,769,218 133,106,199
Non-controlled affiliates (Note 3 f and 6 ) ..................... — — (5,384,713)
Foreign currency transactions .............................. 8,046 52,664 40,861
Net realized gain (loss) ................................ 21,915,105 1,821,882 127,762,347
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (40,578,020) (39,754,799) (527,225,265)
Non-controlled affiliates (Note 3 f and 6 ) ..................... — — 5,986,383
Translation of other assets and liabilities denominated in foreign currencies ........................................... 91 2,562 35,317
Net change in unrealized appreciation (depreciation) .......... (40,577,929) (39,752,237) (521,203,565)
Net realized and unrealized gain (loss) .......................... (18,662,824) (37,930,355) (393,441,218)
Net increase (decrease) in net assets resulting from operations ........ $(18,131,504) $(32,895,974) $(371,671,285)

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual Small-Mid Cap Value Fund Franklin Mutual U.S. Mid Cap Value Fund
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $531,320 $1,253,991 $5,034,381 $10,659,454
Net realized gain (loss) ............ 21,915,105 44,380,803 1,821,882 49,614,214
Net change in unrealized appreciation
(depreciation) ................. (40,577,929) (5,022,490) (39,752,237) 124,692,951
Net increase (decrease) in net
assets resulting from operations . (18,131,504) 40,612,304 (32,895,974) 184,966,619
Distributions to shareholders:
Class A ........................ (32,867,557) (7,816,485) (44,691,796) (15,633,644)
Class C ........................ — — (551,490) (167,172)
Class R ........................ — — (354,225) (111,731)
Class R6 ....................... (3,074,258) (864,704) (2,323,564) (891,595)
Advisor Class ................... (5,749,715) (2,233,966) (3,374,658) (1,184,176)
Total distributions to shareholders ..... (41,691,530) (10,915,155) (51,295,733) (17,988,318)
Capital share transactions: (Note 2 )
Class A ........................ 33,525,246 (1,727,312) 14,544,120 (65,854,803)
Class C ........................ — — (261,894) (3,288,581)
Class R ........................ — — (303,197) (269,301)
Class R6 ....................... 1,780,746 (1,676,950) 1,820,665 (3,577,232)
Advisor Class ................... 1,418,573 (12,658,186) 458,461 (1,364,641)
Total capital share transactions ....... 36,724,565 (16,062,448) 16,258,155 (74,354,558)
Net increase (decrease) in net
assets ..................... (23,098,469) 13,634,701 (67,933,552) 92,623,743
Net assets:
Beginning of period ................ 205,213,255 191,578,554 790,692,548 698,068,805
End of period ..................... $182,114,786 $205,213,255 $722,758,996 $790,692,548

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Small Cap Value Fund
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $21,769,933 $48,276,324
Net realized gain (loss) ................................................. 127,762,347 229,508,277
Net change in unrealized appreciation (depreciation) ........................... (521,203,565) 762,997,221
Net increase (decrease) in net assets resulting from operations ................ (371,671,285) 1,040,781,822
Distributions to shareholders:
Class A ............................................................. (78,734,678) (54,183,130)
Class C ............................................................. (3,391,822) (2,513,003)
Class R ............................................................. (6,872,387) (4,850,236)
Class R6 ............................................................ (90,543,199) (63,537,572)
Advisor Class ........................................................ (81,902,317) (59,482,942)
Total distributions to shareholders .......................................... (261,444,403) (184,566,883)
Capital share transactions: (Note 2 )
Class A ............................................................. 1,261,458 (113,914,134)
Class C ............................................................. (4,355,072) (11,817,268)
Class R ............................................................. (1,448,553) (15,876,421)
Class R6 ............................................................ 21,172,693 (98,671,575)
Advisor Class ........................................................ (12,985,431) (170,792,949)
Total capital share transactions ............................................ 3,645,095 (411,072,347)
Net increase (decrease) in net assets ................................... (629,470,593) 445,142,592
Net assets:
Beginning of period ..................................................... 4,099,144,906 3,654,002,314
End of period .......................................................... $3,469,674,313 $4,099,144,906

Franklin Value Investors Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin Mutual Small-Mid Cap Value Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At April 30, 2025, the Funds had no
securities on loan.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Mutual Small-Mid Cap
Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2025
Shares sold
a
................................... 867,997 $22,747,149 1,009,219 $36,230,291
Shares issued in reinvestment of distributions .......... 1,325,888 32,285,368 1,222,745 42,270,283
Shares redeemed ............................... (868,869) (21,507,271) (1,800,427) (63,956,454)
Net increase (decrease) .......................... 1,325,016 $33,525,246 431,537 $14,544,120
Year ended October 31, 2024
Shares sold
a
................................... 932,643 $26,258,024 1,470,880 $51,463,643
Shares issued in reinvestment of distributions .......... 274,938 7,637,785 438,776 14,628,778
Shares redeemed ............................... (1,273,658) (35,623,121) (3,783,031) (131,947,224)
Net increase (decrease) .......................... (66,077) $(1,727,312) (1,873,375) $(65,854,803)
Class C
Class C Shares:
Six Months ended April 30, 2025
Shares sold ................................... — $— 18,856 $637,766
Shares issued in reinvestment of distributions .......... — — 16,815 550,353
Shares redeemed
a
.............................. — — (43,046) (1,450,013)
Net increase (decrease) .......................... — $— (7,375) $(261,894)
Year ended October 31, 2024
Shares sold ................................... — $— 33,344 $1,103,416
Shares issued in reinvestment of distributions .......... — — 5,273 166,900
Shares redeemed
a
.............................. — — (140,038) (4,558,897)
Net increase (decrease) .......................... — $— (101,421) $(3,288,581)
Class R
Class R Shares:
Six Months ended April 30, 2025
Shares sold ................................... — $— 9,698 $342,486
Shares issued in reinvestment of distributions .......... — — 10,167 354,225
Shares redeemed ............................... — — (27,879) (999,908)
Net increase (decrease) .......................... — $— (8,014) $(303,197)
Year ended October 31, 2024
Shares sold ................................... — $— 22,217 $776,763
Shares issued in reinvestment of distributions .......... — — 3,328 111,731
Shares redeemed ............................... — — (32,995) (1,157,795)
Net increase (decrease) .......................... — $— (7,450) $(269,301)
Class R6

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Small-Mid Cap
Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2025
Shares sold ................................... 77,388 $1,903,478 117,114 $4,365,339
Shares issued in reinvestment of distributions .......... 121,805 3,048,770 63,687 2,318,838
Shares redeemed ............................... (122,069) (3,171,502) (129,863) (4,863,512)
Net increase (decrease) .......................... 77,124 $1,780,746 50,938 $1,820,665
Year ended October 31, 2024
Shares sold ................................... 141,156 $4,037,577 155,493 $5,705,818
Shares issued in reinvestment of distributions .......... 30,183 857,199 25,440 889,907
Shares redeemed ............................... (229,803) (6,571,726) (276,322) (10,172,957)
Net increase (decrease) .......................... (58,464) $(1,676,950) (95,389) $(3,577,232)
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2025
Shares sold ................................... 113,321 $3,025,465 120,911 $4,453,502
Shares issued in reinvestment of distributions .......... 225,883 5,592,868 90,246 3,300,288
Shares redeemed ............................... (279,843) (7,199,760) (195,726) (7,295,329)
Net increase (decrease) .......................... 59,361 $1,418,573 15,431 $458,461
Year ended October 31, 2024
Shares sold ................................... 341,394 $9,690,797 234,420 $8,526,650
Shares issued in reinvestment of distributions .......... 77,907 2,193,089 32,917 1,156,387
Shares redeemed ............................... (875,582) (24,542,072) (301,259) (11,047,678)
Net increase (decrease) .......................... (456,281) $(12,658,186) (33,922) $(1,364,641)
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2025
Shares sold
a
................................... 612,457 $34,417,318
Shares issued in reinvestment of distributions .......... 1,343,346 75,200,504
Shares redeemed ............................... (1,942,374) (108,356,364)
Net increase (decrease) .......................... 13,429 $1,261,458
Year ended October 31, 2024
Shares sold
a
................................... 1,118,996 $61,296,372
Shares issued in reinvestment of distributions .......... 974,628 51,703,991
Shares redeemed ............................... (4,133,287) (226,914,497)
Net increase (decrease) .......................... (2,039,663) $(113,914,134)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Small Cap Value Fund
Shares Amount
Class C Shares:
Six Months ended April 30, 2025
Shares sold ................................... 37,098 $1,756,589
Shares issued in reinvestment of distributions .......... 71,391 3,261,857
Shares redeemed
a
.............................. (203,410) (9,373,518)
Net increase (decrease) .......................... (94,921) $(4,355,072)
Year ended October 31, 2024
Shares sold ................................... 80,935 $3,664,444
Shares issued in reinvestment of distributions .......... 54,542 2,396,586
Shares redeemed
a
.............................. (397,964) (17,878,298)
Net increase (decrease) .......................... (262,487) $(11,817,268)
Class R
Class R Shares:
Six Months ended April 30, 2025
Shares sold ................................... 148,955 $8,314,070
Shares issued in reinvestment of distributions .......... 124,091 6,851,088
Shares redeemed ............................... (296,776) (16,613,711)
Net increase (decrease) .......................... (23,730) $(1,448,553)
Year ended October 31, 2024
Shares sold ................................... 290,016 $15,687,785
Shares issued in reinvestment of distributions .......... 92,413 4,838,733
Shares redeemed ............................... (675,102) (36,402,939)
Net increase (decrease) .......................... (292,673) $(15,876,421)
Class R6
Class R6 Shares:
Six Months ended April 30, 2025
Shares sold ................................... 2,966,164 $179,911,397
Shares issued in reinvestment of distributions .......... 1,340,121 80,702,090
Shares redeemed ............................... (3,975,374) (239,440,794)
Net increase (decrease) .......................... 330,911 $21,172,693
Year ended October 31, 2024
Shares sold ................................... 5,668,676 $333,256,395
Shares issued in reinvestment of distributions .......... 969,782 55,064,206
Shares redeemed ............................... (8,276,202) (486,992,176)
Net increase (decrease) .......................... (1,637,744) $(98,671,575)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Mutual Small-Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to
Franklin Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund
Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2025
Shares sold ................................... 2,248,066 $134,375,439
Shares issued in reinvestment of distributions .......... 1,224,215 73,930,323
Shares redeemed ............................... (3,727,136) (221,291,193)
Net increase (decrease) .......................... (254,855) $(12,985,431)
Year ended October 31, 2024
Shares sold ................................... 3,792,449 $222,955,218
Shares issued in reinvestment of distributions .......... 934,393 53,213,656
Shares redeemed ............................... (7,650,336) (446,961,823)
Net increase (decrease) .......................... (2,923,494) $(170,792,949)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.650% In excess of $500 million
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual U.S. Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended April 30, 2025, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.700% 0.482% 0.547%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended April 30, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A ............................... 0.25% 0.25% 0.35%
Class C ............................... —% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $30,455 $18,060 $12,946
CDSC retained ........................... $557 $1,155 $549
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $38,302 $120,020 $595,201
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended April 30, 2025, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Small-Mid Cap Value Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Small-Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $2,807,545 $52,634,026 $(53,146,072) $— $— $2,295,499 2,295,499 $78,094
Total Affiliated Securities ... $2,807,545 $52,634,026 $(53,146,072) $— $— $2,295,499 $78,094
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $22,377,306 $123,331,209 $(99,393,227) $— $— $46,315,288 46,315,288 $649,374
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $4,125,000 $(4,125,000) $— $— $— — $478
Total Affiliated Securities ... $22,377,306 $127,456,209 $(103,518,227) $— $— $46,315,288 $649,852
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $64,241,279 $537,993,018 $(535,810,884) $— $— $66,423,413 66,423,413 $1,265,366
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $14,316,000 $(14,316,000) $— $— $— — $3,171
Total Affiliated Securities ... $64,241,279 $552,309,018 $(550,126,884) $— $— $66,423,413 $1,268,537
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.90% based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 28, 2026.
4. Income Taxes
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2025, were as follows:
6. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2025, investments in “affiliated companies” were as follows:
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $186,362,338 $603,973,823 $3,268,945,058
Unrealized appreciation ..................... $14,747,833 $155,673,471 $502,809,195
Unrealized depreciation ..................... (18,542,889) (37,009,455) (299,696,824)
Net unrealized appreciation (depreciation) ....... $(3,795,056) $118,664,016 $203,112,371
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $116,465,008 $179,966,005 $961,245,193
Sales .................................. $119,221,176 $230,957,559 $1,202,092,887
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2025, the Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Camden National Corp . $ 35,328,067 $ 3,346,579 $ — $ — $ (2,742,381) $ 35,932,265 932,821 $ 742,417
Elementis plc ....... 68,568,564 — — — (1,556,229) 67,012,335 39,868,704 —
Horace Mann Educators
Corp ............ 70,192,857 15,876,552 — — 8,137,869 94,207,278 2,267,869 1,526,232
Hunting plc ......... 29,686,100 2,469,733 — — (3,392,625) 28,763,208 8,336,241 486,248
Knowles Corp ....... 97,377,768 — (57,636,250) (5,384,713) —
a
—
a
—
a
—
Ryerson Holding Corp . 28,103,936 11,870,500 — — 1,575,869 41,550,305 1,777,173 600,526
Senior plc .......... 48,276,524 — — — 3,963,880 52,240,404 28,282,051 —
Total Affiliated Securities
(Value is 9.2% of Net
Assets) .......... $377,533,816 $33,563,364 $(57,636,250) $(5,384,713) $5,986,383 $319,705,795 $3,355,423
a
As of April 30, 2025, no longer an affiliate.
6. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Small-Mid Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 4,499,219 $ 6,081,916 $ — $ 10,581,135
Banks ............................... 24,127,028 — — 24,127,028
Building Products ...................... 7,179,045 — — 7,179,045
Capital Markets ........................ 4,555,815 — — 4,555,815
Chemicals ........................... 4,399,518 — — 4,399,518
Construction & Engineering ............... 11,600,153 — — 11,600,153
Consumer Finance ..................... 2,040,113 — — 2,040,113
Consumer Staples Distribution & Retail ...... 2,299,715 — — 2,299,715
Electric Utilities ........................ 7,357,981 — — 7,357,981
Electrical Equipment .................... 332,020 — — 332,020
Electronic Equipment, Instruments &
Components ........................ 6,457,346 — — 6,457,346
Energy Equipment & Services ............. 4,556,172 — — 4,556,172
Financial Services ...................... 5,304,471 — — 5,304,471
Ground Transportation .................. 2,838,022 — — 2,838,022
Health Care Equipment & Supplies ......... 8,390,396 — — 8,390,396
Health Care Providers & Services .......... 4,415,426 — — 4,415,426
Hotels, Restaurants & Leisure ............. 3,091,901 — — 3,091,901
Household Durables .................... 4,976,872 — — 4,976,872
Industrial REITs ....................... 658,024 — — 658,024
Insurance ............................ 8,375,102 — — 8,375,102
Leisure Products ....................... 3,604,027 — — 3,604,027
Machinery ............................ 11,052,938 — — 11,052,938
Media ............................... 4,223,086 — — 4,223,086
Metals & Mining ....................... 9,607,249 — — 9,607,249
Oil, Gas & Consumable Fuels ............. 1,182,466 — — 1,182,466
Retail REITs .......................... 1,844,810 — — 1,844,810
Semiconductors & Semiconductor Equipment . 1,692,268 — — 1,692,268
Software ............................. 4,577,114 — — 4,577,114
Specialized REITs ...................... 773,038 — — 773,038
Specialty Retail ........................ 9,605,012 — — 9,605,012
Textiles, Apparel & Luxury Goods .......... 652,088 — — 652,088
Trading Companies & Distributors .......... 7,921,432 — — 7,921,432
Short Term Investments ................... 2,295,499 — — 2,295,499
Total Investments in Securities ........... $176,485,366 $6,081,916
a
$— $182,567,282
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Common Stocks :
Aerospace & Defense ................... — 18,747,730 — 18,747,730
Automobile Components ................. 8,059,611 — — 8,059,611
Banks ............................... 36,765,616 — — 36,765,616
Building Products ...................... 17,526,542 — — 17,526,542
Chemicals ........................... 6,628,780 — — 6,628,780
Consumer Finance ..................... 11,661,380 — — 11,661,380
Consumer Staples Distribution & Retail ...... 12,870,008 — — 12,870,008
Containers & Packaging ................. 13,892,613 — — 13,892,613
Distributors ........................... 10,446,551 — — 10,446,551
Electric Utilities ........................ 62,445,979 — — 62,445,979
Electrical Equipment .................... 7,808,452 — — 7,808,452
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual U.S. Mid Cap Value Fund (continued)
Assets: (continued)
Common Stocks: (continued)
Electronic Equipment, Instruments &
Components ........................ $ 13,895,338 $ — $ — $ 13,895,338
Energy Equipment & Services ............. 13,412,139 — — 13,412,139
Financial Services ...................... 35,612,582 — — 35,612,582
Health Care Equipment & Supplies ......... 40,176,361 — — 40,176,361
Health Care Providers & Services .......... 23,453,056 — — 23,453,056
Household Durables .................... 11,149,379 — — 11,149,379
Insurance ............................ 37,978,167 — — 37,978,167
IT Services ........................... 16,107,387 — — 16,107,387
Life Sciences Tools & Services ............ 10,816,893 — — 10,816,893
Machinery ............................ 26,480,252 — — 26,480,252
Media ............................... 14,942,405 — — 14,942,405
Metals & Mining ....................... 14,637,761 — — 14,637,761
Oil, Gas & Consumable Fuels ............. 18,012,464 — — 18,012,464
Personal Care Products ................. 19,321,792 — — 19,321,792
Professional Services ................... 32,729,527 — — 32,729,527
Real Estate Management & Development .... 10,215,714 — — 10,215,714
Retail REITs .......................... 20,882,900 — — 20,882,900
Semiconductors & Semiconductor Equipment . 12,087,787 — — 12,087,787
Software ............................. 13,221,717 — — 13,221,717
Specialized REITs ...................... 16,733,750 — — 16,733,750
Specialty Retail ........................ 34,317,385 — — 34,317,385
Trading Companies & Distributors .......... 33,284,533 — — 33,284,533
Short Term Investments ................... 46,315,288 — — 46,315,288
Total Investments in Securities ........... $703,890,109 $18,747,730
b
$— $722,637,839
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 52,240,404 202,007,838 — 254,248,242
Banks ............................... 694,530,458 — — 694,530,458
Building Products ...................... 94,160,598 — — 94,160,598
Capital Markets ........................ 88,288,196 — — 88,288,196
Chemicals ........................... 88,987,687 67,012,335 — 156,000,022
Commercial Services & Supplies ........... 18,252,366 — — 18,252,366
Construction & Engineering ............... 173,319,632 — — 173,319,632
Consumer Finance ..................... 40,481,920 — — 40,481,920
Diversified REITs ...................... 26,329,484 — — 26,329,484
Electric Utilities ........................ 30,236,590 — — 30,236,590
Electrical Equipment .................... 31,087,007 — — 31,087,007
Electronic Equipment, Instruments &
Components ........................ 208,671,433 — — 208,671,433
Energy Equipment & Services ............. 46,833,732 28,763,208 — 75,596,940
Ground Transportation .................. 54,211,561 — — 54,211,561
Health Care Equipment & Supplies ......... 76,676,322 — — 76,676,322
Hotels, Restaurants & Leisure ............. 87,783,953 — — 87,783,953
Household Durables .................... 93,833,536 — — 93,833,536
Industrial REITs ....................... 13,185,576 — — 13,185,576
Insurance ............................ 300,328,223 — — 300,328,223
Leisure Products ....................... 90,298,728 — — 90,298,728
Machinery ............................ 252,706,582 — — 252,706,582
Media ............................... 49,718,100 — — 49,718,100
Metals & Mining ....................... 126,155,282 — — 126,155,282
Multi-Utilities .......................... 36,725,562 — — 36,725,562
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Oil, Gas & Consumable Fuels ............. $ 23,500,806 $ — $ — $ 23,500,806
Paper & Forest Products ................. 14,188,242 — — 14,188,242
Retail REITs .......................... 25,917,973 — — 25,917,973
Software ............................. 105,931,766 — — 105,931,766
Specialty Retail ........................ 66,526,670 — — 66,526,670
Textiles, Apparel & Luxury Goods .......... 29,055,331 — — 29,055,331
Trading Companies & Distributors .......... 67,686,915 — — 67,686,915
Short Term Investments ................... 66,423,413 — — 66,423,413
Total Investments in Securities ........... $3,174,274,048 $297,783,381
c
$— $3,472,057,429
a
Includes foreign securities valued at $6,081,916, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $18,747,730, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $297,783,381, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
REIT Real Estate Investment Trust

Franklin Value Investors Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FVIT-SFSOI 06/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Value Investors Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	June 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 26, 2025